PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Retirement
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.0%
94,404  Schwab U.S. TIPS
ETF
$ 2,544,188
2.0
Total Exchange-Traded
Funds
(Cost $2,556,026)
2,544,188
2.0
MUTUAL FUNDS : 98.1%
Affiliated Investment Companies : 98.1%
733,853  Voya High Yield Bond
Fund - Class R6
5,166,323
3.9
573,167  Voya International
Index Portfolio - Class I
7,783,608
6.0
211,187  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,597,599
2.0
351,749  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
3,872,753
3.0
1,638,762  Voya Short Duration
Bond Fund - Class R6
15,387,978
11.8
5,384,117  Voya U.S. Bond Index
Portfolio - Class I
49,426,197
37.8
2,109,253  Voya U.S. Stock Index
Portfolio - Class I
43,914,638
33.6
Total Mutual Funds
(Cost $124,439,723)
128,149,096
98.1
Total Long-Term
Investments
(Cost $126,995,749)
130,693,284
100.1
Total Investments in
Securities
(Cost $126,995,749) $ 130,693,284 100.1
Liabilities in Excess
of Other Assets (115,455) (0.1)
Net Assets $ 130,577,829 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Retirement
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,544,188 $ — $ — $ 2,544,188
Mutual Funds 128,149,096 — — 128,149,096
Total Investments, at fair value $ 130,693,284 $ — $ — $ 130,693,284
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 12,915,411 $ 486,872 $ (14,740,809) $ 1,338,526 $ — $ 311,699 $ (113,914) $ —
Voya High Yield Bond Fund - Class
R6
26,323,117 2,026,417 (22,482,079) (701,132) 5,166,323 1,176,116 1,099,721 —
Voya International Index Portfolio
- Class I
38,666,722 2,597,913 (29,377,340) (4,103,687) 7,783,608 935,327 10,895,688 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 2,605,006 (7,516) 109 2,597,599 — 2 —
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
19,120,807 3,948,846 (18,394,844) (802,056) 3,872,753 233,746 127,461 2,219,832
Voya Short Duration Bond Fund -
Class R6
79,396,515 6,523,986 (72,275,497) 1,742,974 15,387,978 2,527,516 (938,610) —
Voya U.S. Bond Index Portfolio -
Class I
274,869,400 20,598,643 (290,150,988) 44,109,142 49,426,197 7,136,145 (36,908,723) —
Voya U.S. Stock Index Portfolio -
Class I
185,649,932 59,022,394 (183,742,034) (17,015,654) 43,914,638 106,499 17,743,876 21,830,429
$ 636,941,904 $ 97,810,077 $ (631,171,107) $ 24,568,222 $ 128,149,096 $ 12,427,048 $ (8,094,499) $ 24,050,261
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,709,373
Gross Unrealized Depreciation (11,839)
Net Unrealized Appreciation $ 3,697,534